Revenues	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Revenues
26.	REVENUES

Gross revenues:	2020	2019	2018
Domestic market	15,373,742	8,907,766	8,575,971
Foreign market	31,784,934	10,739,036	9,936,334
Other sales	538,942	61,302	49,657
Subtotal	47,697,618	19,708,104	18,561,962

Returns and cancellations	(617,140)	(73,183)	(54,522)
Commercial discounts and rebates	(1,062,204)	(1,292,134)	(1,421,251)
Taxes on sales	(9,096,294)	(3,898,097)	(3,688,770)
Subtotal	(10,775,638)	(5,263,414)	(5,164,543)
Total net revenues	36,921,980	14,444,690	13,397,419